Significant Accounting Policies - Schedule of effect of the adjustment to the amounts recognized in consolidated statement of financial position (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Aug. 01, 2019	Jul. 31, 2019	Jul. 31, 2018
Non-current assets
Property, plant and equipment	$ 285,366		$ 258,793	$ 54,333
Total assets	692,869		878,623
Current liabilities
Lease liabilities	4,772
Non-current liabilities
Lease liabilities	24,344		0
Total lease liabilities	$ 29,116	$ 21,360	$ 0
August 1, 2019 as previously reported
Non-current assets
Property, plant and equipment		258,793
Total assets		258,793
Current liabilities
Lease liabilities		0
Non-current liabilities
Lease liabilities		0
Total lease liabilities		0
IFRS 16 remeasurement adjustments on August 1, 2019
Non-current assets
Property, plant and equipment		21,360
Total assets		21,360
Current liabilities
Lease liabilities		3,556
Non-current liabilities
Lease liabilities		17,804
Total lease liabilities		21,360
As reported under IFRS 16 August 1, 2019
Non-current assets
Property, plant and equipment		280,153
Total assets		280,153
Current liabilities
Lease liabilities		3,556
Non-current liabilities
Lease liabilities		17,804
Total lease liabilities		$ 21,360